Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2025
Employee Benefit Plans [Abstract]
Schedule of Condensed Consolidated Statements of Income (Loss)

The expenses included on the condensed consolidated statements of income (loss) were as follows:

Three months ended June 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,061	$133	$1,194	$168	$—	$168
Interest (income) expense	$(614)	$35	$(579)	$264	$47	$311
Three months ended June 30, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,087	$178	$1,265	$147	$—	$147
Interest (income) expense	$(421)	$101	$(320)	$235	$47	$282
Six months ended June 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$2,122	$271	$2,393	$335	$—	$335
Interest (income) expense	$(1,232)	$71	$(1,161)	$527	$101	$628
Six months ended June 30, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$2,174	$353	$2,527	$294	$—	$294
Interest (income) expense	$(842)	$201	$(641)	$470	$93	$563

Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at June 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$42,427	$2,662	$45,089	$22,890	$3,371	$26,261
Included in other long-term assets	$99,514	$—	$99,514	$—	$—	$—
As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$41,540	$2,993	$44,533	$22,394	$3,547	$25,941
Included in other long-term assets	$99,554	$—	$99,554	$—	$—	$—